Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProFunds
Prospectus Date	rr_ProspectusDate	Nov. 28, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PROFUNDSBitcoin Strategy ProFund (BTCFX)
(the “Fund”)Supplement dated September 29, 2023to the Fund’s Summary Prospectus and Statutory Prospectusdated November 30, 2022, as supplemented or amendedImportant Notice Regarding a Change in the Fund’s Investment ObjectiveEffective on or about December 4, 2023, the “Investment Objective” section of the Summary Prospectus and the Summary Section of the Statutory Prospectus and the “Investment Objective, Principal Investment Strategies and Related Risks” section of the Statutory Prospectus for the Fund is deleted in its entirety and replaced with the following:Bitcoin Strategy ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of bitcoin. The Fund currently seeks to achieve this objective primarily through investments in bitcoin futures contracts. The Fund does not invest directly in bitcoin.For more information, please contact the Funds at 1-888-776-3637.
Please retain this supplement for future reference.
Bitcoin Strategy ProFund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PROFUNDSBitcoin Strategy ProFund (BTCFX)
(the “Fund”)Supplement dated September 29, 2023to the Fund’s Summary Prospectus and Statutory Prospectusdated November 30, 2022, as supplemented or amendedImportant Notice Regarding a Change in the Fund’s Investment ObjectiveEffective on or about December 4, 2023, the “Investment Objective” section of the Summary Prospectus and the Summary Section of the Statutory Prospectus and the “Investment Objective, Principal Investment Strategies and Related Risks” section of the Statutory Prospectus for the Fund is deleted in its entirety and replaced with the following:Bitcoin Strategy ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of bitcoin. The Fund currently seeks to achieve this objective primarily through investments in bitcoin futures contracts. The Fund does not invest directly in bitcoin.For more information, please contact the Funds at 1-888-776-3637.
Please retain this supplement for future reference.